Consolidated Statements of Changes in Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 192		$ 5,925	$ 21,918,062	$ (11,748,760)	$ 10,175,419
Balance, shares at Dec. 31, 2020		1,917,720		59,254,155
New preferred Shares issued to take-over the company by former management, shares at Dec. 31, 2020	100
New preferred Shares issued to take-over the company by former management	$ 0				0		0
Common shares issued for services				$ 63,411	7,062		70,473
Common shares issued for services, shares				634,110,594
Series C Preferred Shares issued for services		$ 3			(3)
Series C Preferred Shares issued for services, shares		28,000
Conversion of Series C Preferred Shares to Common shares		$ (3)		$ 280	(277)		0
Conversion of Series C Preferred Shares to Common shares, shares		(28,000)		2,800,000
Conversion of Series C Preferred Shares to Common shares with specific condition		$ (192)		$ 192
Conversion of Series C Preferred Shares to Common shares with specific condition, shares, shares		(1,917,720)		1,917,720
Loan Settlement				$ 6,715	(6,715)
Loan settlement, shares				67,146,478
Common shares settlement				$ 67	(67)
Common shares settlement, shares				666,666
Changes in additional Paid in capital from other companies					10,156,870		10,156,870
Net Loss for the year ended						(214,879)	(214,879)
Balance at Dec. 31, 2021	$ 0			$ 76,590	32,074,932	(11,963,639)	20,187,883
Balance, shares at Dec. 31, 2021	100			765,895,613
Net Loss for the year ended						(487,158)	(487,158)
Conversion of Note				$ 7,759	(7,759)
Conversion of Note, shares				77,588,249
Issuance of Series C Preferred Shares to David Stybr and their cancelation
Series D Preferred Shares issued for services			$ 1,416		(1,416)
Series D Preferred Shares issued for services, shares			141,630
Sales of Series D Preferred Shares			$ 697		365,738		366,435
Sales of Series D Preferred Shares, shares		69,714
Cancelation of Common shares and their transformation to Series C Preferred Shares		$ 116		$ (11,648)	11,532		0
Cancelation of Common shares and their transformation to Series C Preferred Shares, shares		1,164,826		(116,482,594)
Cancelation of Common shares by former director				$ (50,000)	50,000
Cancelation of Common shares by former director, shares				(500,000,000)
Sales of Series C Preferred Shares		$ 4			(4)		(0)
Sales of Series C Preferred Shares, shares		39,600
Balance at Dec. 31, 2022	$ 0	$ 120	$ 2,113	$ 22,700	$ 32,493,023	$ (12,450,797)	$ 20,067,160
Balance, shares at Dec. 31, 2022	100	1,204,426	211,344	227,001,268